Postretirement Benefits (Note)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Postretirement Benefits
NOTE 17 POSTRETIREMENT BENEFITS

U.S. POSTRETIREMENT BENEFITS

International Paper provides certain retiree health care and life insurance benefits covering certain U.S. salaried and hourly employees. These employees are generally eligible for benefits upon retirement and completion of a specified number of years of creditable service. International Paper does not fund these benefits prior to payment and has the right to modify or terminate certain of these plans in the future.

In addition to the U.S. plan, certain Brazilian and Moroccan employees are eligible for retiree health care and life insurance benefits.

The components of postretirement benefit expense in 2016, 2015 and 2014 were as follows:

In millions	2016		2015		2014
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$1	$—	$1	$1	$1	$1
Interest cost	11	3	11	5	14	6
Actuarial loss	5	2	6	1	5	1
Amortization of prior service credits	(4)	(4)	(10)	(2)	(13)	(1)
Net postretirement (benefit) expense	$13	$1	$8	$5	$7	$7

International Paper evaluates its actuarial assumptions annually as of December 31 (the measurement date) and considers changes in these long-term factors based upon market conditions and the requirements of employers’ accounting for postretirement benefits other than pensions.

The discount rates used to determine net U.S. and non-U.S. postretirement benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016		2015		2014
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Discount rate	4.20%	12.23%	3.90%	11.52%	4.50%	11.94%

The weighted average assumptions used to determine the benefit obligation at December 31, 2016 and 2015 were as follows:

	2016		2015
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Discount rate	4.00%	10.53%	4.20%	12.23%
Health care cost trend rate assumed for next year	6.50%	10.90%	7.00%	11.41%
Rate that the cost trend rate gradually declines to	5.00%	5.81%	5.00%	5.94%
Year that the rate reaches the rate it is assumed to remain	2022	2027	2022	2026

A 1% increase in the assumed annual health care cost trend rate would have increased the U.S. and non-U.S. accumulated postretirement benefit obligations at December 31, 2016 by approximately $13 million and $5 million, respectively. A 1% decrease in the annual trend rate would have decreased the U.S. and non-U.S. accumulated postretirement benefit obligation at December 31, 2016 by approximately $11 million and $4 million, respectively. The effect on net postretirement benefit cost from a 1% increase or decrease would be approximately $1 million for both U.S. and non-U.S. plans.

The plans are only funded in an amount equal to benefits paid. The following table presents the changes in benefit obligation and plan assets for 2016 and 2015:

In millions	2016		2015
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Change in projected benefit obligation:
Benefit obligation, January 1	$275	$45	$306	$59
Service cost	1	—	1	1
Interest cost	11	3	11	5
Participants’ contributions	5	—	12	—
Actuarial (gain) loss	31	5	—	(1)
Plan amendments	—	(35)	—	1
Benefits paid	(44)	(1)	(57)	(1)
Less: Federal subsidy	1	—	2	—
Currency Impact	—	6	—	(19)
Benefit obligation, December 31	$280	$23	$275	$45
Change in plan assets:
Fair value of plan assets, January 1	$—	$—	$—	$—
Company contributions	39	1	45	1
Participants’ contributions	5	—	12	—
Benefits paid	(44)	(1)	(57)	(1)
Fair value of plan assets, December 31	$—	$—	$—	$—
Funded status, December 31	$(280)	$(23)	$(275)	$(45)
Amounts recognized in the consolidated balance sheet under ASC 715:
Current liability	$(29)	$(2)	$(29)	$(2)
Non-current liability	(251)	(21)	(246)	(43)
	$(280)	$(23)	$(275)	$(45)
Amounts recognized in accumulated other comprehensive income under ASC 715 (pre-tax):
Net actuarial loss (gain)	$68	$21	$42	$15
Prior service credit	(8)	(34)	(12)	(2)
	$60	$(13)	$30	$13

The non-current portion of the liability is included with the postemployment liability in the accompanying consolidated balance sheet under Postretirement and postemployment benefit obligation.

The components of the $30 million and ($26) million increase and decrease in the amounts recognized in OCI during 2016 for U.S. and non-U.S. plans, respectively, consisted of:

In millions	U.S. Plans	Non- U.S. Plans
Current year actuarial loss	$31	$5
Amortization of actuarial (loss) gain	(5)	(2)
Current year prior service cost	—	(34)
Amortization of prior service credit	4	4
Currency impact	—	1
	$30	$(26)

The portion of the change in the funded status that was recognized in either net periodic benefit cost or OCI for the U.S. plans was $42 million, $17 million and $33 million in 2016, 2015 and 2014, respectively. The portion of the change in funded status for the non-U.S. plans was $(25) million, $0 million, and $14 million in 2016, 2015 and 2014, respectively.

The estimated amounts of net loss and prior service credit that will be amortized from OCI into net U.S. postretirement benefit cost in 2017 are expected to be $8 million and $(2) million, respectively. The estimated amounts for non-U.S. plans in 2017 are expected to be $3 million and $(4) million, respectively.

At December 31, 2016, estimated total future postretirement benefit payments, net of participant contributions and estimated future Medicare Part D subsidy receipts, were as follows:

In millions	Benefit Payments	Subsidy Receipts	Benefit Payments
	U.S. Plans	U.S. Plans	Non- U.S. Plans
2017	$31	$2	$2
2018	29	1	2
2019	27	1	1
2020	26	1	1
2021	24	1	—
2022 – 2026	99	6	3